Direxion AAPL Defined Income Boost ETF Investment Objectives and Goals - Direxion AAPL Defined Income Boost ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Direxion AAPL Defined Income Boost ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Direxion AAPL Defined Income Boost ETF (the “Fund”) seeks investment results, before fees and expenses, that track the Cboe AAPL Defined Income Index (the “Index”).